Investments In Affiliate (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 12, 2013 York participation in the share capital of Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co. [Member]
Dec. 31, 2013
July 2013, Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 9000 TEU containerships, subject to upgrade [Member]

Affiliate jointly - owned companies [Line Items]
Percentage of participation	51.00%	49.00%
Aggregate contributing amount	$ 16,044	$ 8,707